Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

PRC	26,560,143	6,406,133
USA	2,158,359	1,668,746
Total	28,718,502	8,074,879